FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
23.	FAIR VALUE MEASUREMENTS

ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, restricted cash, available-for-sale investments, quoted equity securities investments, certain other assets, 2017 Convertible Notes and SARs at fair value. The liability component of the 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes is measured at fair value on its issuance and extinguishment date. Cash equivalents are classified within Level 1 because they are valued using quoted market prices in active markets for identical assets and liabilities.

As of December 31, 2019 and 2020, Level 3 assets and liabilities of the Company included investments in convertible loans, exchangeable loan and preference shares of investees, other assets and 2017 Convertible Notes.

Investments in debt securities – for long term investment in debt securities, the Company used the Market approach to determine the equity value of the investees.  The fair value of debt securities was then derived from the equity value of the investees taking into account business risk, volatility and discount rates which requires the Company to make complex and subjective judgments. For short-term investment in debt securities, the carrying amount is approximate fair value due to its short-term nature.

Other assets – the Company used Market approach to determine the fair value of certain assets by comparing to the sale and purchase transactions of comparable assets in the market, adjusted with differences such as size, physical condition, location and etc.

2017 Convertible Notes – the Company used a binomial tree model to determine the fair value of the 2017 Convertible Notes. The binomial pricing model traces the evolution of the 2017 Convertible Notes’ key underlying variables in discrete-time. This is done by means of a binomial lattice (tree), for a number of time steps between the end of reporting period, which was December 31, 2019. The valuation model requires the Company to make complex and subjective judgments on certain underlying inputs applied to the valuation models including the expected volatility of its share price and estimated credit spread as of December 31, 2019.

2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes – the Company used discounted cash flow method to determine the fair value of the liability component (non-recurring, Level 3). The discounted cash flow taking into the present value of expected future cash flows from coupon interest and redemption amount, discounted by the credit yield as at issuance date with reference to similar instruments that did not have associated convertible features.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2019
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	55,723	–	–	55,723
Money market funds	537,615	–	–	537,615
Held to maturity investments	30,540	–	–	30,540
Available-for-sale investments	–	–	128,418	128,418
2017 Convertible Notes	–	–	(29,481)	(29,481)
Share appreciation rights	(1,500)	–	–	(1,500)
	622,378	–	98,937	721,315

	Fair value measurement at December 31, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	74,272	–	–	74,272
Held to maturity investments	100,071	–	286	100,357
Available-for-sale investments	5,688	–	21,357	27,045
Equity securities	76,000	–	–	76,000
Other assets	–	–	19,024	19,024
Share appreciation rights	(11,640)	–	–	(11,640)
	244,391	–	40,667	285,058

Level 3 instruments measured at fair value on a recurring basis $
Assets:
Available-for-sale investments

Current:
Balance at January 1, 2018 and January 1, 2019	–
Investment during the year	72,000
Balance at December 31, 2019	72,000
Conversion into ordinary shares of investee	(72,000)
Addition	20,429
Fair value gain included in other comprehensive income	910
Balance at December 31, 2020	21,339

Non-current:
Balance at January 1, 2018	19,249
Investment during 2018	33,000
Impairment loss	(144)
Fair value gain included in other comprehensive income	18,269
Balance at December 31, 2018	70,374
Impairment loss	(1,087)
Fair value loss included in other comprehensive income	(12,869)
Balance at December 31, 2019	56,418
Impairment loss	(51,000)
Fair value loss included in other comprehensive income	(5,400)
Balance at December 31, 2020	18

Other assets
Balance at January 1, 2018, January 1, 2019 and January 1, 2020	–
Acquisition of subsidiaries	8,860
Additions	13,340
Disposals	(363)
Write-down	(3,713)
Exchange differences	900
Balance at December 31, 2020	19,024

Liabilities:	Level 3 instruments measured at fair value on a recurring basis $
2017 Convertible Notes
Balance at January 1, 2018	(726,950)
Fair value gain	41,259
Conversion into Class A ordinary shares	48,975
Balance at December 31, 2018	(636,716)
Fair value loss	(472,877)
Conversion into Class A ordinary shares	1,080,112
Balance at December 31, 2019	(29,481)
Fair value loss	(87)
Conversion into Class A ordinary shares	29,568
Balance at December 31, 2020	–

The Company’s valuation techniques used to measure the fair value were derived from management’s assumptions of estimations. Changes in the fair value of the available-for-sale investment is recorded in the accumulated other comprehensive income (loss). Changes in the fair value of other assets and 2017 Convertible Notes are recorded in the consolidated statements of operations.